UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07094

BlackRock New York Insured Municipal 2008 Term Trust, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount			Option Call
Rating1	(000)		Description	Provisions2	Value

			LONG-TERM INVESTMENTS—138.4%
			New York—138.4%
			Albany Cnty., GO,
AAA	$ 1,515		3.50%, 6/01/08, FGIC	No Opt. Call	$ 1,531,453
AAA	2,030		3.50%, 6/01/09, FGIC	No Opt. Call	2,050,097
AAA	1,000		Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,025,140
AAA	2,250		Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,294,910
			Dorm. Auth.,
AAA	1,070		Hosp.Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,056,315
AAA	1,625		Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,642,485
AAA	2,970		Secured Hosp. Proj., 4.00%, 2/15/09, XLCA	No Opt. Call	3,037,449
AAA	3,500		Secured Hosp. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,672,725
AAA	5,000		Secured Hosp. Proj., 5.125%, 2/15/09, FSA	02/08 @ 101.5	5,235,900
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, AMBAC	No Opt. Call	1,663,936
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,651,225
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	5,302,450
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,362,940
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,392,600
AAA	500		W.K. Nursing Home Proj., 5.65%, 8/01/09	08/06 @ 102	519,830
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,024,820
AAA	1,960		East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,016,918
AAA	3,625		Elmira City Sch. Dist., 3.25%, 6/15/08-6/15/09, FGIC	No Opt. Call	3,642,115
AAA	830		Env. Facs. Corp., PCR, Ser. D, 6.60%, 5/15/08	01/05 @ 102	842,101
AAA	555		Erie Cnty., GO, Ser. B, 5.70%, 5/15/08, MBIA	05/05 @ 101	562,293
			Erie Cnty., Pub. Impvt., GO,
AAA	3,825		Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,830,508
AAA	1,000		Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,017,840
AAA	1,185		Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,209,304
AAA	1,630		Facs. Corp. Clean Wtr. & Drinking Proj., 3.875%, 4/15/10	No Opt. Call	1,674,629
AAA	6,000		Facs. Corp. Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,180,540
			Fayetteville-Manlius Central Sch. Dist., GO,
AAA	1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,147,939
AAA	1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,025,140
AAA	1,500		Hempstead Twnshp., GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,542,255
AAA	1,070		Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA	No Opt. Call	1,082,562
AAA	5,930		Hsg. Fin. Agcy. Hsg. Mtg. Proj., Ser. A, 5.80%, 5/01/09-11/01/09, FSA	05/06 @ 102	6,106,307
AAA	900		Hsg. Fin. Agcy. Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	01/05 @ 100	902,484
AAA	12,500		Long Island Pwr. Auth. Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	13,058,500
			Lowville Central Sch. Dist., GO,
AAA	1,255		3.30%, 6/15/08, FGIC	No Opt. Call	1,263,986
AAA	1,305		3.60%, 6/15/09, FGIC	No Opt. Call	1,324,836
			Met. Transp. Auth.,
AAA	12,000		Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,123,480
AAA	26,075	[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	28,115,629
AAA	2,500	[3]	Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,702,175
AAA	1,500		Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,490,880
			Monroe Cnty. Pub. Impvt., GO,
AAA	455	[3]	4.00%, 3/01/09, FGIC	ETM	468,573
AAA	770		4.00%, 3/01/09, FGIC	No Opt. Call	788,211
AAA	2,095		4.00%, 3/01/10, FGIC	No Opt. Call	2,148,569
			Mt. Sinai Union Free Sch. Dist.,
AAA	935		6.00%, 2/15/08, AMBAC	No Opt. Call	998,000
AAA	930		6.10%, 2/15/09, AMBAC	No Opt. Call	1,014,946
AAA	1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,190,756
			New Paltz Central Sch. Dist., GO,
AAA	500		3.125%, 6/01/08, FGIC	No Opt. Call	501,320
AAA	610		3.50%, 6/01/09, FGIC	No Opt. Call	617,088
AAA	2,455	[4]	New York City, 4.75%, 8/15/08, XLCA	No Opt. Call	2,594,419

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount			Option Call
Rating1	(000)		Description	Provisions2	Value

			New York—(continued)
			New York City Hlth. & Hosp. Corp. Hlth. Sys.,
AAA	$ 2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	$ 2,851,616
AAA	2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,082,560
			New York City Mun. Wtr. Fin. Auth.,
AAA	11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,105,395
AAA	1,710	[3]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,841,756
			New York City Transl. Fin. Auth.,
AAA	4,000		Ser. B, 4.00%, 5/01/09, MBIA	No Opt. Call	4,109,840
AAA	2,000	[3]	Ser. C, 5.00%, 8/01/09, FSA	ETM	2,135,900
AAA	3,300		Ser. C, 5.50%, 2/01/09, FSA	No Opt. Call	3,539,415
			New York City Transl. Fut. Tax,
AAA	4,220	[3]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	4,637,864
AAA	3,580		Ser. B, 5.25%, 5/01/11, MBIA	No Opt. Call	3,909,718
			New York City, GO,
AAA	2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	2,373,879
AAA	3,000		Ser. A, 4.00%, 3/15/09, FSA	No Opt. Call	3,076,650
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,062,100
AAA	12,755		Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,379,867
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	01/05 @ 100	45,239
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	01/05 @ 100	50,270
AAA	6,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,454,391
AAA	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,039,449
AAA	250	[3]	Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	271,898
AAA	1,185		So. Seneca Central Sch. Dist., GO, 3.20%, 6/15/08, MBIA	No Opt. Call	1,190,451
AAA	1,045		So. Seneca Central Sch. Dist., GO, 3.375%, 6/15/09, MBIA	No Opt. Call	1,052,743
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,059,911
AAA	1,675	[3]	Suffold Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,790,776
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,325,700
AAA	4,955		Thruway Auth., Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,046,370
AAA	2,000		Thruway Auth. Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,047,200
AAA	2,000		Thruway Auth. Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,053,740
AAA	2,900		Thruway Auth. Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,163,523
AAA	3,410		Thruway Auth. Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,622,648
AAA	2,265	[3]	Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,424,252
AAA	2,000		Urban Dev. Corp. Correctional Facs., Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,144,820
AAA	5,140		Urban Dev. Corp. Correctional Facs., Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,488,184

			Total Long-Term Investments (cost $238,311,637)		248,026,703

			SHORT-TERM INVESTMENTS—21.3%
			Alaska—3.3%
A-1+	5,800	[5]	Valdez Marine Term., Exxon Pipeline Co. Proj., Ser. A, 2.70%, 10/03/05, FRWD	N/A	5,800,000

			Georgia—1.1%
A-1+	2,000	[5]	Mun. Elec. Auth. Proj. 1, Ser. C, 2.64%, 10/05/05, MBIA, FRWD	N/A	2,000,000

			New York—8.6%
A-1+	830	[5]	Local Gov’t Asst. Corp., 2.68%, 10/05/05, FRWD	N/A	830,000
A-1+	700	[5]	Nassau Cnty. Interim Fin. Auth., 2.72%, 10/05/05, FSA, FRWD	N/A	700,000
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.,
A-1+	1,100	[5]	Ser. C, 2.33%, 10/03/05, FRDD	N/A	1,100,000
A-1+	100	[5]	Ser. G, 2.79%, 10/03/05, FGIC, FRDD	N/A	100,000
			New York City, GO,
A-1+	4,700	[5]	Ser. A-7, 2.79%, 10/03/05, FRDD	N/A	4,700,000
A-1+	8,000	[5]	Ser. H-7, 2.79%, 10/03/05, FRDD	N/A	8,000,000

					15,430,000

			Ohio—4.9%
VMIG1	3,200	[5]	Hamilton Cnty. Hosp. Facs. Proj., 2.75%, 10/06/05, FRWD	N/A	3,200,000
VMIG1	5,600	[5]	Univ. of Akron, 2.75%, 10/06/05, FGIC, FRWD	N/A	5,600,000

					8,800,000

			Puerto Rico—2.4%
A-1	1,800	[5]	Gov’t. Dev. Bank, 2.48%, 10/05/05, MBIA, FRWD	N/A	1,800,000
A-1	2,500	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.72%, 10/05/05, AMBAC, FRWD	N/A	2,500,000

					4,300,000

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.0%
1,750	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 1,750,000

	Total Short-Term Investments (cost $38,080,000)	38,080,000

	Total Investments—159.7% (cost $276,391,6376)	$ 286,106,703
	Other assets in excess of liabilities—1.5%	2,766,048
	Preferred shares at redemption value, including dividends payable—(61.2)%	(109,642,118)

	Net Assets Applicable to Common Shareholders—100%	$ 179,230,633

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[6]	Cost for Federal tax purposes is $275,885,263. The net unrealized appreciation on a tax basis is $10,221,440, consisting of $10,345,337 gross unrealized appreciation and $123,897 unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 87.1% of the Trust’s managed assets. The Trust has the following insurance concentrations:

AMBAC	– 8.6%
CONNIE LEE	– 2.2%
FGIC	– 16.4%
FSA	– 20.3%
MBIA	– 36.8%
XLCA	– 2.8%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Insured Municipal 2008 Term Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005